Share capital, stock options and other stock-based plans - Share units (Details) - Share units - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number of Units
Outstanding, beginning of period (in shares)	478,643	317,432
Granted (in shares)	224,050	435,128
Vested and exercised (in shares)	(108,432)	(44,186)
Forfeited/expired (in shares)	(69,939)	(229,731)
Outstanding, end of period (in shares)	524,322	478,643
Units outstanding and exercisable, end of period (in shares)	310	0
Weighted average grant date fair value (CDN $)
Outstanding, beginning of period (in Canadian dollars per share)	$ 15.68	$ 24.15
Granted (in Canadian dollars per share)	8.23	13.78
Vested and exercised (in Canadian dollars per share)	15.85	38.76
Forfeited/expired (in Canadian dollars per share)	20.95	19.26
Outstanding, end of period (in Canadian dollars per share)	11.75	15.68
Units outstanding and exercisable, end of period (in Canadian dollars per share)	$ 37.21	$ 0